CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 45	¥ 324	¥ 424
Intangible assets	2,618	18,987	19,381
Right-of-use assets	321	2,329	2,993
Trade receivables	650	4,714	10,520
Contract assets	12,282	89,085	89,713
Other non-current assets	34,844	252,738	4
TOTAL NON-CURRENT ASSETS	50,760	368,177	123,035
CURRENT ASSETS
Inventories	126	912	729
Trade receivables	7,758	56,274	46,760
Bills receivable	1,268	9,200	8,500
Contract assets	2,460	17,842	21,647
Prepayments	247	1,795	1,732
Other receivables	10,930	79,279	82,733
Other current assets	436	3,165	3,160
Cash and cash equivalents	4,440	32,209	31,695
TOTAL CURRENT ASSETS	27,665	200,676	196,956
TOTAL ASSETS	78,425	568,853	319,991
CURRENT LIABILITIES
Trade payables	2,968	21,529	20,326
Contract liabilities	95	690	690
Other payables and accruals	13,239	96,022	16,724
Income tax payable	1,617	11,729	10,732
Provision			494
Derivative financial liabilities	132	958	824
Interest-bearing loans and borrowings	483	3,500	3,000
Lease liabilities	182	1,309	1,317
Due to related companies	843	6,117	3,408
Due to the Shareholder	25,375	184,054	7,153
TOTAL CURRENT LIABILITIES	44,934	325,908	64,668
NON-CURRENT LIABILITIES
Deferred tax liabilities	726	5,266	5,276
Lease liabilities	148	1,073	1,598
Interest-bearing loans and borrowings	9,513	69,000	71,000
TOTAL NON-CURRENT LIABILITIES	10,387	75,339	77,874
TOTAL LIABILITIES	55,321	401,247	142,542
EQUITY
Issued capital	62,146	450,782	450,782
Other capital reserves	101,374	735,319	735,319
Accumulated losses	(154,374)	(1,119,752)	(1,109,010)
Other comprehensive losses	(1,340)	(9,704)	(9,322)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	7,806	56,645	67,769
NON-CONTROLLING INTERESTS	15,298	110,961	109,680
TOTAL EQUITY	23,104	167,606	177,449
TOTAL LIABILITIES AND EQUITY	$ 78,425	¥ 568,853	¥ 319,991